Distribution Date:	10/18/21	Benchmark 2019-B13 Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2019-B13

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Helaine M. Kaplan	(212) 250-5270
Certificate Interest Reconciliation Detail	4		60 Wall Street, | New York, NY 10005
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street,Suite 700 | Overland Park, KS 66210
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	CWCapital Asset Management LLC
Mortgage Loan Detail (Part 1)	13-14		Brian Hanson	(202) 715-9500	bhanson@cwcapital.com
			900 19th Street, NW,8th Floor | Washington, DC 20006
Mortgage Loan Detail (Part 2)	15-16
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	17	Representations Reviewer
Historical Detail	18		David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue,40th Floor | New York, NY 10016
		Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
Specially Serviced Loan Detail - Part 2	22		9062 Old Annapolis Road, | Columbia, MD 21045
Modified Loan Detail	23	Directing Holder	Eightfold Real Estate Capital, L.P.
Historical Liquidated Loan Detail	24		-
			, | ,
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	08162DAA6	2.114000%	14,591,000.00	9,329,493.12	320,561.44	16,435.46	0.00	0.00	336,996.90	9,008,931.68	30.18%	30.00%
A-2	08162DAB4	2.889000%	104,583,000.00	104,583,000.00	0.00	251,783.57	0.00	0.00	251,783.57	104,583,000.00	30.18%	30.00%
A-SB	08162DAC2	2.888000%	26,919,000.00	26,919,000.00	0.00	64,785.06	0.00	0.00	64,785.06	26,919,000.00	30.18%	30.00%
A-3	08162DAD0	2.701000%	220,000,000.00	220,000,000.00	0.00	495,183.33	0.00	0.00	495,183.33	220,000,000.00	30.18%	30.00%
A-4	08162DAE8	2.952000%	277,705,000.00	277,705,000.00	0.00	683,154.30	0.00	0.00	683,154.30	277,705,000.00	30.18%	30.00%
A-M	08162DAG3	3.183000%	75,877,000.00	75,877,000.00	0.00	201,263.74	0.00	0.00	201,263.74	75,877,000.00	21.88%	21.75%
B	08162DAH1	3.335000%	39,087,000.00	39,087,000.00	0.00	108,629.29	0.00	0.00	108,629.29	39,087,000.00	17.61%	17.50%
C	08162DAJ7	3.839000%	43,687,000.00	43,687,000.00	0.00	139,761.99	0.00	0.00	139,761.99	43,687,000.00	12.83%	12.75%
D	08162DAR9	2.500000%	26,441,000.00	26,441,000.00	0.00	55,085.42	0.00	0.00	55,085.42	26,441,000.00	9.94%	9.88%
E	08162DAT5	2.500000%	21,844,000.00	21,844,000.00	0.00	45,508.33	0.00	0.00	45,508.33	21,844,000.00	7.55%	7.50%
F	08162DAV0	3.000000%	22,992,000.00	22,992,000.00	0.00	57,480.00	0.00	0.00	57,480.00	22,992,000.00	5.03%	5.00%
G-RR	08162DAX6	4.004917%	9,198,000.00	9,198,000.00	0.00	30,697.69	0.00	0.00	30,697.69	9,198,000.00	4.02%	4.00%
H-RR*	08162DAZ1	4.004917%	36,788,563.00	36,788,563.00	0.00	119,389.29	0.00	0.00	119,389.29	36,788,563.00	0.00%	0.00%
VRR	08162DBD9	4.004917%	32,000,000.00	31,816,933.87	11,153.45	106,068.88	0.00	0.00	117,222.33	31,805,780.42	0.00%	0.00%
Interest
R	08162DBB3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			951,712,563.00	946,267,989.99	331,714.89	2,375,226.35	0.00	0.00	2,706,941.24	945,936,275.10

Notional Certificates
X-A	08162DAF5	1.128255%	719,675,000.00	714,413,493.12	0.00	671,700.39	0.00	0.00	671,700.39	714,092,931.68
X-B	08162DAK4	0.403913%	82,774,000.00	82,774,000.00	0.00	27,861.25	0.00	0.00	27,861.25	82,774,000.00
X-D	08162DAM0	1.504917%	48,285,000.00	48,285,000.00	0.00	60,554.11	0.00	0.00	60,554.11	48,285,000.00
X-F	08162DAP3	1.004917%	22,992,000.00	22,992,000.00	0.00	19,254.22	0.00	0.00	19,254.22	22,992,000.00
Notional SubTotal			873,726,000.00	868,464,493.12	0.00	779,369.97	0.00	0.00	779,369.97	868,143,931.68

Deal Distribution Total					331,714.89	3,154,596.32	0.00	0.00	3,486,311.21

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing

	the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the

	underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution Interest Distribution		/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08162DAA6	639.40052909	21.96980604	1.12641080	0.00000000	0.00000000	0.00000000	0.00000000	23.09621685	617.43072305
A-2	08162DAB4	1,000.00000000	0.00000000	2.40749998	0.00000000	0.00000000	0.00000000	0.00000000	2.40749998	1,000.00000000
A-SB	08162DAC2	1,000.00000000	0.00000000	2.40666667	0.00000000	0.00000000	0.00000000	0.00000000	2.40666667	1,000.00000000
A-3	08162DAD0	1,000.00000000	0.00000000	2.25083332	0.00000000	0.00000000	0.00000000	0.00000000	2.25083332	1,000.00000000
A-4	08162DAE8	1,000.00000000	0.00000000	2.46000000	0.00000000	0.00000000	0.00000000	0.00000000	2.46000000	1,000.00000000
A-M	08162DAG3	1,000.00000000	0.00000000	2.65249997	0.00000000	0.00000000	0.00000000	0.00000000	2.65249997	1,000.00000000
B	08162DAH1	1,000.00000000	0.00000000	2.77916673	0.00000000	0.00000000	0.00000000	0.00000000	2.77916673	1,000.00000000
C	08162DAJ7	1,000.00000000	0.00000000	3.19916657	0.00000000	0.00000000	0.00000000	0.00000000	3.19916657	1,000.00000000
D	08162DAR9	1,000.00000000	0.00000000	2.08333346	0.00000000	0.00000000	0.00000000	0.00000000	2.08333346	1,000.00000000
E	08162DAT5	1,000.00000000	0.00000000	2.08333318	0.00000000	0.00000000	0.00000000	0.00000000	2.08333318	1,000.00000000
F	08162DAV0	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
G-RR	08162DAX6	1,000.00000000	0.00000000	3.33743096	0.00000000	0.00000000	0.00000000	0.00000000	3.33743096	1,000.00000000
H-RR	08162DAZ1	1,000.00000000	0.00000000	3.24528278	0.09214848	1.04126600	0.00000000	0.00000000	3.24528278	1,000.00000000
VRR Interest	08162DBD9	994.27918344	0.34854531	3.31465250	0.00368594	0.04165063	0.00000000	0.00000000	3.66319781	993.93063813
R	08162DBB3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08162DAF5	992.68905147	0.00000000	0.93333851	0.00000000	0.00000000	0.00000000	0.00000000	0.93333851	992.24362619
X-B	08162DAK4	1,000.00000000	0.00000000	0.33659422	0.00000000	0.00000000	0.00000000	0.00000000	0.33659422	1,000.00000000
X-D	08162DAM0	1,000.00000000	0.00000000	1.25409775	0.00000000	0.00000000	0.00000000	0.00000000	1.25409775	1,000.00000000
X-F	08162DAP3	1,000.00000000	0.00000000	0.83743128	0.00000000	0.00000000	0.00000000	0.00000000	0.83743128	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	16,435.46	0.00	16,435.46	0.00	0.00	0.00	16,435.46	0.00
A-2	09/01/21 - 09/30/21	30	0.00	251,783.57	0.00	251,783.57	0.00	0.00	0.00	251,783.57	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	64,785.06	0.00	64,785.06	0.00	0.00	0.00	64,785.06	0.00
A-3	09/01/21 - 09/30/21	30	0.00	495,183.33	0.00	495,183.33	0.00	0.00	0.00	495,183.33	0.00
A-4	09/01/21 - 09/30/21	30	0.00	683,154.30	0.00	683,154.30	0.00	0.00	0.00	683,154.30	0.00
X-A	09/01/21 - 09/30/21	30	0.00	671,700.39	0.00	671,700.39	0.00	0.00	0.00	671,700.39	0.00
X-B	09/01/21 - 09/30/21	30	0.00	27,861.25	0.00	27,861.25	0.00	0.00	0.00	27,861.25	0.00
X-D	09/01/21 - 09/30/21	30	0.00	60,554.11	0.00	60,554.11	0.00	0.00	0.00	60,554.11	0.00
X-F	09/01/21 - 09/30/21	30	0.00	19,254.22	0.00	19,254.22	0.00	0.00	0.00	19,254.22	0.00
A-M	09/01/21 - 09/30/21	30	0.00	201,263.74	0.00	201,263.74	0.00	0.00	0.00	201,263.74	0.00
B	09/01/21 - 09/30/21	30	0.00	108,629.29	0.00	108,629.29	0.00	0.00	0.00	108,629.29	0.00
C	09/01/21 - 09/30/21	30	0.00	139,761.99	0.00	139,761.99	0.00	0.00	0.00	139,761.99	0.00
D	09/01/21 - 09/30/21	30	0.00	55,085.42	0.00	55,085.42	0.00	0.00	0.00	55,085.42	0.00
E	09/01/21 - 09/30/21	30	0.00	45,508.33	0.00	45,508.33	0.00	0.00	0.00	45,508.33	0.00
F	09/01/21 - 09/30/21	30	0.00	57,480.00	0.00	57,480.00	0.00	0.00	0.00	57,480.00	0.00
G-RR	09/01/21 - 09/30/21	30	0.00	30,697.69	0.00	30,697.69	0.00	0.00	0.00	30,697.69	0.00
H-RR	09/01/21 - 09/30/21	30	34,916.67	122,779.30	0.00	122,779.30	3,390.01	0.00	0.00	119,389.29	38,306.68
VRR Interest	09/01/21 - 09/30/21	30	1,214.87	106,186.83	0.00	106,186.83	117.95	0.00	0.00	106,068.88	1,332.82
Totals			36,131.54	3,158,104.28	0.00	3,158,104.28	3,507.96	0.00	0.00	3,154,596.32	39,639.50

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
		Gain on Sale Proceeds Reserve Account Summary
Total Available Distribution Amount (1)	3,486,311.21	Beginning Reserve Account Balance	0.00
		Deposit Amount	0.00
		Withdrawal Amount	0.00
		Ending Reserve Account Balance	0.00
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,170,706.56	Master Servicing Fee	3,499.77
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	6,213.83
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	394.28
ARD Interest	0.00	Operating Advisor Fee	2,494.39
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,170,706.56	Total Fees	12,602.27

Principal		Expenses/Reimbursements
Scheduled Principal	331,714.89	Reimbursement for Interest on Advances	7.96
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	331,714.89	Total Expenses/Reimbursements	3,507.96

		Interest Reserve Deposit	0.00
		Gain on Sale Proceeds Reserve Account Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,154,596.32
Borrower Option Extension Fees	0.00	Principal Distribution	331,714.89
Gain on Sale Proceeds	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,486,311.21
Total Funds Collected	3,502,421.45	Total Funds Distributed	3,502,421.44
© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	946,267,990.08	946,267,990.08	Beginning Certificate Balance	946,267,989.99
(-) Scheduled Principal Collections	331,714.89	331,714.89	(-) Principal Distributions	331,714.89
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	945,936,275.19	945,936,275.19	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	946,425,754.31	946,425,754.31	Ending Certificate Balance	945,936,275.10
Ending Actual Collateral Balance	946,110,575.99	946,110,575.99

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.09)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.09)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.00%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	7,499,999 or less	6	29,715,070.43	3.14%	85	4.2945	1.324405	1.44 or less	17	306,874,077.28	32.44%	91	4.3177	1.032402
7,500,000 to 14,999,999		16	179,737,245.61	19.00%	84	4.4482	1.558251	1.45 to 1.49	0	0.00	0.00%	0	0.0000	0.000000
15,000,000 to 24,999,999		9	176,052,507.02	18.61%	94	4.0687	1.795366	1.50 to 1.74	4	127,082,157.90	13.43%	94	4.0474	1.628343
25,000,000 to 49,999,999		9	332,500,000.00	35.15%	82	3.9897	1.883429	1.75 to 2.49	12	205,492,397.91	21.72%	77	4.1677	1.987215
	50,000,000 or greater	4	227,931,452.13	24.10%	94	3.6565	3.256071	2.50 to 3.49	10	256,487,642.10	27.11%	88	3.5784	2.784937
	Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441	3.50 and greater	1	50,000,000.00	5.29%	92	3.7970	7.150000
								Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Alabama	1	10,325,331.80	1.09%	95	4.0500	(0.080000)
							Lodging	9	98,708,662.43	10.44%	95	4.4032	1.048467
Arizona	5	22,400,000.00	2.37%	95	3.8121	2.799375
							Mixed Use	9	188,691,153.07	19.95%	91	4.2568	2.875846
California	5	104,801,000.00	11.08%	95	3.9921	1.447498
							Multi-Family	3	60,800,000.00	6.43%	96	4.0684	1.317993
Georgia	3	23,015,722.64	2.43%	82	4.7178	2.061280
							Office	8	255,703,064.67	27.03%	74	3.6493	2.522307
Illinois	2	52,500,000.00	5.55%	96	4.6571	1.242857
							Other	2	41,498,942.97	4.39%	94	4.3609	1.151478
Louisiana	1	12,500,000.00	1.32%	35	5.1500	1.770000
							Retail	15	284,084,452.13	30.03%	92	3.9982	1.952314
Maryland	1	45,000,000.00	4.76%	96	3.6900	2.310000
							Self Storage	2	16,450,000.00	1.74%	94	4.1500	1.840000
Massachusetts	3	50,000,000.01	5.29%	92	3.7970	7.150000
							Totals	48	945,936,275.19	100.00%	88	4.0208	2.118441
Michigan	3	35,364,023.14	3.74%	95	4.2165	1.775922

Nevada	1	50,000,000.00	5.29%	93	3.7408	1.720000

New Jersey	1	8,500,000.00	0.90%	94	4.1500	1.840000

New Mexico	1	7,375,236.96	0.78%	95	4.0500	0.190000

New York	9	226,500,000.00	23.94%	79	4.0123	1.915514

North Carolina	1	10,014,536.84	1.06%	35	4.4500	1.390000

Ohio	1	25,000,000.00	2.64%	35	3.3000	2.810000

Pennsylvania	4	111,202,395.10	11.76%	95	4.1490	1.506993

Tennessee	1	13,062,479.88	1.38%	95	4.6000	0.880000

Texas	2	35,090,000.00	3.71%	94	4.2856	2.932724

Virginia	2	28,285,548.90	2.99%	96	4.6569	0.484322

Washington	1	75,000,000.00	7.93%	96	3.2500	2.860000

Totals	48	945,936,275.19	100.00%	88	4.0208	2.118441

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	3.9999% or less	16	477,422,870.08	50.47%	91	3.6360	2.730659	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	6	141,382,020.89	14.95%	95	4.0869	1.408760	13 months to 24 months	9	297,085,548.90	31.41%	96	3.9709	1.739914
	4.2500% to 4.7499%	18	287,344,189.41	30.38%	82	4.4904	1.509677	25 months to 36 months	35	648,850,726.29	68.59%	84	4.0437	2.291755
	4.7500% to 4.9999%	2	18,287,194.81	1.93%	94	4.8000	1.971111	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	2	21,500,000.00	2.27%	32	5.1919	1.451860	49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441	Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	59 months or less	6	106,243,064.67	11.23%	34	4.3442	1.968420	Interest Only	25	642,491,000.00	67.92%	86	3.8658	2.472571
	60 months or greater	38	839,693,210.52	88.77%	95	3.9799	2.137423	299 months or less	2	31,387,406.92	3.32%	76	4.0755	1.771325
	Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441	300 months to 350 months	14	231,536,925.37	24.48%	94	4.3806	1.359308
								351 months or greater	3	40,520,942.90	4.28%	94	4.3800	1.110000
								Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		3	45,423,870.08	4.80%	95	3.8892	1.878208				None
	12 months or less	40	885,294,296.24	93.59%	87	4.0167	2.167355
	13 months to 24 months	1	15,218,108.87	1.61%	96	4.6500	(0.010000)
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	44	945,936,275.19	100.00%	88	4.0208	2.118441
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 12 of 27

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30503874	OF	Bellevue	WA	Actual/360	3.250%	203,125.00	0.00	0.00	N/A	10/01/29	--	75,000,000.00	75,000,000.00	10/01/21
2	30503758	RT	Whitehall	PA	Actual/360	4.020%	177,582.38	78,212.77	0.00	N/A	09/06/29	--	53,009,664.90	52,931,452.13	10/06/21
3	30316873	MU	Cambridge	MA	Actual/360	3.797%	158,208.33	0.00	0.00	N/A	06/01/29	--	50,000,000.00	50,000,000.00	10/01/21
4	30503365	RT	Las Vegas	NV	Actual/360	3.741%	155,866.67	0.00	0.00	N/A	07/01/29	--	50,000,000.00	50,000,000.00	10/01/21
5	30503802	RT	Oxon Hill	MD	Actual/360	3.690%	138,375.00	0.00	0.00	N/A	10/06/29	--	45,000,000.00	45,000,000.00	10/06/21
6	30503548	OF	Garden City	NY	Actual/360	4.490%	168,375.00	0.00	0.00	N/A	08/01/24	--	45,000,000.00	45,000,000.00	10/01/21
7	30503810	MU	Chicago	IL	Actual/360	4.700%	176,250.00	0.00	0.00	N/A	10/01/29	--	45,000,000.00	45,000,000.00	10/01/21
8	30503791	MU	Beverly Hills	CA	Actual/360	4.170%	149,425.00	0.00	0.00	N/A	10/01/29	--	43,000,000.00	43,000,000.00	10/01/21
9	30503980	98	Bethlehem	PA	Actual/360	4.380%	17,796.68	5,495.95	0.00	N/A	08/06/29	--	4,875,801.59	4,870,305.64	10/06/21
9A4	30503641				Actual/360	4.380%	88,983.38	27,479.78	0.00	N/A	08/06/29	--	24,379,007.85	24,351,528.07	10/06/21
9A6	30503643				Actual/360	4.380%	41,288.29	12,750.61	0.00	N/A	08/06/29	--	11,311,859.80	11,299,109.19	10/06/21
10	30316874	OF	New York	NY	Actual/360	3.110%	103,666.67	0.00	0.00	N/A	07/06/29	--	40,000,000.00	40,000,000.00	10/06/21
11	30316877	RT	Los Angeles	CA	Actual/360	3.900%	47,092.50	0.00	0.00	N/A	09/06/29	--	14,490,000.00	14,490,000.00	10/06/21
11A1	30316875				Actual/360	3.900%	81,250.00	0.00	0.00	N/A	09/06/29	--	25,000,000.00	25,000,000.00	10/06/21
12	30503550	OF	New York	NY	Actual/360	3.914%	48,925.00	0.00	0.00	N/A	03/11/29	--	15,000,000.00	15,000,000.00	10/11/21
12A1-8	30502518				Actual/360	3.914%	73,387.50	0.00	0.00	N/A	03/11/29	--	22,500,000.00	22,500,000.00	10/11/21
13	30503806	MF	Brooklyn	NY	Actual/360	3.930%	112,987.50	0.00	0.00	N/A	10/06/29	--	34,500,000.00	34,500,000.00	10/06/21
14	30503870	RT	The Woodlands	TX	Actual/360	4.256%	106,400.00	0.00	0.00	N/A	08/01/29	--	30,000,000.00	30,000,000.00	10/01/21
15	30316878	OF	Cleveland	OH	Actual/360	3.300%	68,750.00	0.00	0.00	N/A	09/06/24	--	25,000,000.00	25,000,000.00	10/06/21
16	30503664	LO	Dearborn	MI	Actual/360	3.900%	69,617.53	47,906.94	0.00	N/A	09/06/29	--	21,420,777.02	21,372,870.08	10/06/21
17	30503782	MF	New York	NY	Actual/360	4.250%	79,687.50	0.00	0.00	N/A	10/05/29	--	22,500,000.00	22,500,000.00	10/05/21
18	30503659	MU	Brooklyn	NY	Actual/360	3.790%	63,798.33	0.00	0.00	N/A	09/06/29	--	20,200,000.00	20,200,000.00	10/06/21
19	30503673	OF	San Diego	CA	Actual/360	3.700%	56,918.33	0.00	0.00	N/A	09/01/29	--	18,460,000.00	18,460,000.00	10/01/21
20	30503604	SS	Various	Various	Actual/360	4.150%	56,889.58	0.00	0.00	N/A	08/06/29	--	16,450,000.00	16,450,000.00	10/06/21
21	30503842	LO	Chesapeake	VA	Actual/360	4.650%	59,055.03	21,899.95	0.00	N/A	10/01/29	--	15,240,008.82	15,218,108.87	10/01/21
22	30503456	MU	Ann Arbor	MI	Actual/360	4.700%	54,868.67	17,870.28	0.00	N/A	08/01/29	--	14,009,023.34	13,991,153.06	10/01/21
23	30503779	RT	New York	NY	Actual/360	4.600%	53,666.67	0.00	0.00	N/A	09/01/29	--	14,000,000.00	14,000,000.00	10/01/21
24	30503606	LO	Knoxville	TN	Actual/360	4.600%	50,145.91	19,061.08	0.00	N/A	09/01/29	--	13,081,540.96	13,062,479.88	10/01/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

											Original Adjusted		Beginning	Ending	Paid
		Prop			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30503780	LO	Ashburn	VA	Actual/360	4.665%	50,872.59	18,756.49	0.00	N/A	10/01/29	--	13,086,196.52	13,067,440.03	10/01/21
26	30503633	RT	Shreveport	LA	Actual/360	5.150%	53,645.83	0.00	0.00	N/A	09/01/24	--	12,500,000.00	12,500,000.00	10/01/21
27	30503610	RT	Scottsdale	AZ	Actual/360	4.050%	38,137.50	0.00	0.00	N/A	09/01/29	--	11,300,000.00	11,300,000.00	10/01/21
28	30503663	Various Various		AZ	Actual/360	3.570%	33,022.50	0.00	0.00	N/A	09/06/29	--	11,100,000.00	11,100,000.00	10/06/21
29	30316879	LO	Birmingham	AL	Actual/360	4.050%	34,903.81	16,536.57	0.00	N/A	09/06/29	--	10,341,868.37	10,325,331.80	11/06/20
30	30503790	OF	Durham	NC	Actual/360	4.450%	37,214.56	20,850.26	0.00	N/A	09/06/24	--	10,035,387.10	10,014,536.84	10/06/21
31	30503446	LO	Warner Robins	GA	Actual/360	4.800%	40,695.79	14,394.07	0.00	N/A	08/01/29	--	10,173,946.78	10,159,552.71	10/01/21
32	30503740	RT	York	PA	Actual/360	3.890%	31,768.33	0.00	0.00	N/A	09/06/29	--	9,800,000.00	9,800,000.00	10/06/21
33	30315758	MU	New York	NY	Actual/360	5.250%	39,375.00	0.00	0.00	N/A	01/01/24	--	9,000,000.00	9,000,000.00	10/01/21
34	30503432	LO	Albany	GA	Actual/360	4.800%	32,556.63	11,515.26	0.00	N/A	08/01/29	--	8,139,157.36	8,127,642.10	10/01/21
35	30503714	LO	Los Alamos	NM	Actual/360	4.050%	24,931.29	11,811.84	0.00	N/A	09/06/29	--	7,387,048.80	7,375,236.96	10/06/21
36	30503660	MU	Chicago	IL	Actual/360	4.400%	27,500.00	0.00	0.00	N/A	09/06/29	--	7,500,000.00	7,500,000.00	10/06/21
37	30503760	RT	Corinth	TX	Actual/360	4.460%	18,917.83	0.00	0.00	N/A	09/06/29	--	5,090,000.00	5,090,000.00	10/06/21
38	30503526	OF	Duluth	GA	Actual/360	4.400%	17,364.24	7,173.04	0.00	N/A	08/06/24	--	4,735,700.87	4,728,527.83	10/06/21
39	30503756	RT	Various	CA	Actual/360	4.350%	13,959.88	0.00	0.00	N/A	09/06/29	--	3,851,000.00	3,851,000.00	10/06/21
40	30503781	MF	New York	NY	Actual/360	4.250%	13,458.33	0.00	0.00	N/A	10/05/29	--	3,800,000.00	3,800,000.00	10/05/21
Totals							3,170,706.56	331,714.89	0.00				946,267,990.08	945,936,275.19
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	14,240,134.13	14,763,645.47	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	4,524,829.21	4,370,925.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	97,207,624.79	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	52,113,243.84	51,620,597.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	4,753,872.63	5,994,395.67	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	7,401,303.99	7,220,003.72	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	6,393,279.71	6,257,167.30	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,427,312.90	4,582,257.44	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	8,868,472.40	9,114,483.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A4	8,868,472.40	9,114,483.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9A6	8,868,472.40	9,114,483.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	110,814,000.00	110,650,000.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11	2,165,651.34	4,585,502.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
11A1	2,165,651.34	4,585,502.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12A1-8	53,869,546.65	55,685,226.26	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,868,416.04	1,889,607.01	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	73,299,566.42	68,786,830.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	7,151,636.39	8,655,645.84	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,388,969.37	1,555,396.17	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,233,583.78	1,234,339.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	7,648.86	0.00
18	1,611,417.78	226,834.74	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	2,035,781.34	2,136,708.24	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,411,499.48	1,286,822.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	145,629.05	0.00	--	--	04/12/21	0.00	0.00	0.00	0.00	34,302.72	0.00
22	1,009,342.69	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,239,996.00	1,239,586.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	368,701.99	825,619.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	1,032,680.90	1,983,867.04	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	916,396.04	1,163,519.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,097,691.08	1,326,340.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,020,421.03	1,196,017.48	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	8,451.62	0.00
29	7,603.20	0.00	--	--	04/12/21	0.00	0.00	51,329.81	565,602.48	0.00	0.00
30	2,430,987.04	2,142,149.52	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	419,135.57	1,143,302.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,271,882.00	1,012,014.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	441,468.68	488,198.40	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,256,660.37	1,445,889.16	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	406,217.52	134,148.96	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	560,872.28	640,683.45	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	434,321.28	434,321.28	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	674,370.30	822,624.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	337,934.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	215,167.31	212,512.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	544,839,764.05	455,326,882.91				0.00	0.00	51,329.81	565,602.48	50,403.20	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	0	0.00	1	10,325,331.80	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020801%	4.004820%	88
09/17/21	0	0.00	0	0.00	1	10,341,868.37	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020899%	4.004917%	89
08/17/21	0	0.00	0	0.00	1	10,357,188.06	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.020987%	4.005005%	90
07/16/21	0	0.00	0	0.00	1	10,372,454.50	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021063%	4.005082%	91
06/17/21	0	0.00	0	0.00	1	10,388,832.57	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021146%	4.005166%	92
05/17/21	0	0.00	0	0.00	1	10,403,989.04	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021222%	4.005242%	93
04/16/21	0	0.00	0	0.00	2	25,762,667.73	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021305%	4.005326%	94
03/17/21	0	0.00	0	0.00	2	25,797,158.54	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021379%	4.005401%	95
02/18/21	0	0.00	0	0.00	2	25,840,974.16	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021478%	4.005500%	96
01/15/21	0	0.00	0	0.00	2	25,875,169.89	0	0.00	0	0.00	1	7,477,678.37	0	0.00	0	0.00	4.021551%	4.005574%	97
12/17/20	0	0.00	1	15,425,608.41	1	10,483,628.48	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021625%	4.005648%	98
11/18/20	1	15,446,707.40	1	10,499,632.60	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.021706%	4.005730%	99
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹ Advances		Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
29	30316879	11/06/20	10	6	51,329.81	565,602.48	15,789.27	10,499,632.60	01/20/21	1
Totals					51,329.81	565,602.48	15,789.27	10,499,632.60

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0		0	0
0 - 6 Months		0	0		0	0
7 - 12 Months		0	0		0	0
13 - 24 Months		0	0		0	0
25 - 36 Months		106,243,065	106,243,065		0	0
37 - 48 Months		0	0		0	0
49 - 60 Months		0	0		0	0
> 60 Months		839,693,211	829,367,879	10,325,332		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	945,936,275	935,610,943	0	0	10,325,332	0
Sep-21	946,267,990	935,926,122	0	0	10,341,868	0
Aug-21	946,571,985	936,214,797	0	0	10,357,188	0
Jul-21	946,858,947	936,486,493	0	0	10,372,455	0
Jun-21	947,169,638	936,780,805	0	0	10,388,833	0
May-21	947,454,409	937,050,420	0	0	10,403,989	0
Apr-21	947,762,986	922,000,319	0	0	25,762,668	0
Mar-21	948,045,582	922,248,423	0	0	25,797,159	0
Feb-21	948,313,520	922,472,546	0	0	25,840,974	0
Jan-21	948,523,550	922,648,380	0	0	25,875,170	0
Dec-20	948,732,796	922,823,559	0	15,425,608	10,483,628	0
Nov-20	948,960,306	923,013,966	15,446,707	10,499,633	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
21	30503842	15,218,108.87	15,218,108.87	22,100,000.00	01/08/21	145,629.05	0.15000	06/30/21	10/01/29	335
29	30316879	10,325,331.80	10,499,632.60	12,000,000.00	02/10/21	7,603.20	0.01000	06/30/21	09/06/29	334
Totals		25,543,440.67	25,717,741.47	34,100,000.00		153,232.25

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
21	30503842	LO	VA	12/14/20	9

10/12/2021 - COVID - The loan transferred special servicing on 12/21/2020 due to monetary default. The property is a 228 room Delta hotel located in Chesapeake, VA. Loan reserves were used to support P&I payments in June and July of 2020 and have since b een reimbursed. The Borrower has contributed new equity toward amounts due and a reinstatement has been concluded. The loan is cash managed. July 2021 STR report shows occupancy of 80%, ADR of $137, and

RevPAR of $109. TTM results are occupancy of 53. 7%, ADR of $100, and RevPAR of $54 with a penetration index of 99.6%. The loan is expected to be returned to the master servicer in October 2021.

29	30316879	LO	AL	01/20/21	1

10/12/2021 - COVID - The loan transferred to special servicing on 1/20/21 for payment default. The 63-room hotel in Birmingham, AL was built in 1932 and renovated in 2018. The hotel was inspected on 2/11/2021 and found to be in good condition. TTM Ju ly 2021 indicates 51.1% occupancy, $118.46 ADR, and $60.53 RevPAR (compares to 56.4%, $129.24 and $72.85 for TTM July 2020). TTM July 2021 RevPAR Index of 91.3 compares to 96.7 TTM 2020 and 85.4 TTM 2019.

The trailing three-month RevPAR Index changed yea r-over-year from 133.5 in 2020 to 80.7 in 2021. The Borrower has requested forbearance relief, which is under review. Forbearance in process.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30503842	15,545,058.09	4.65000%	15,545,058.09 4.65000%		8	06/25/20	04/01/20	07/01/20
29	30316879	10,575,331.86	4.05000%	10,575,331.86 4.05000%		8	04/06/20	04/06/20	06/26/20
35	30503714	0.00	4.05000%	0.00	4.05000%	8	12/11/20	01/06/21	12/17/20
Totals		26,120,389.95		26,120,389.95
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
28	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	7.96	0.00	0.00	0.00
29	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	7.96	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		3,507.96

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Supplemental Notes
Risk Retention

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention" tab for the Benchmark 2019-B13 transaction, certain information provided to the Certificate Administrator regarding Party's compliance with the Retention Covenant. Investors should refer to the Certificate Administrator's website for all such information.Disclosable Special Servicer Fees, Loan Event of Default,

Servicer Termination Event or Special Servicer Termination Event information would be disclosed here.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 27 of 27